Schedule of Estimated Aggregate Intangible Asset Amortization Expense (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 456,139
2027	391,894
2028	53,002
Intangible assets, net	$ 901,035	$ 1,093,896